American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2060 Portfolio
October 31, 2019

One Choice 2060 Portfolio - Schedule of Investments
OCTOBER 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 59.0%
Focused Dynamic Growth Fund G Class(2)	10,491	311,265
NT Disciplined Growth Fund G Class	386,061	4,914,551
NT Equity Growth Fund G Class	1,310,475	17,573,469
NT Growth Fund G Class	832,541	15,118,948
NT Heritage Fund G Class	806,650	10,454,191
NT Large Company Value Fund G Class	1,757,694	20,301,364
NT Mid Cap Value Fund G Class	1,033,041	12,747,729
NT Small Company Fund G Class	627,797	5,053,768
Small Cap Growth Fund G Class	5,413	99,271
Small Cap Value Fund G Class	12,785	98,190
Sustainable Equity Fund G Class	206,263	6,319,897
		92,992,643
International Equity Funds — 26.0%
NT Emerging Markets Fund G Class	837,688	9,708,803
NT Global Real Estate Fund G Class	345,538	4,035,884
NT International Growth Fund G Class	999,650	11,116,113
NT International Small-Mid Cap Fund G Class	397,433	4,180,991
NT International Value Fund G Class	604,063	5,484,893
NT Non-U.S. Intrinsic Value Fund G Class	603,142	6,399,336
		40,926,020
Domestic Fixed Income Funds — 10.9%
Inflation-Adjusted Bond Fund G Class	200,059	2,350,698
NT Diversified Bond Fund G Class	1,078,113	11,891,584
NT High Income Fund G Class	306,378	2,944,293
		17,186,575
International Fixed Income Funds — 4.1%
Emerging Markets Debt Fund G Class	168,887	1,766,562
Global Bond Fund G Class	448,116	4,723,147
		6,489,709
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $150,527,213)		157,594,947
OTHER ASSETS AND LIABILITIES†		(116)
TOTAL NET ASSETS — 100.0%		$157,594,831

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2019 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund(3)	—	$309	—	$2	$311	10	—	—
NT Core Equity Plus Fund	$5,468	694	$5,959	(203)	—	—	$(52)	$212
NT Disciplined Growth Fund	4,645	407	196	59	4,915	386	(5)	—
NT Equity Growth Fund	16,327	1,479	399	166	17,573	1,310	(26)	63
NT Growth Fund	13,873	1,217	149	178	15,119	833	(1)	—
NT Heritage Fund	9,587	1,177	45	(265)	10,454	807	(5)	—
NT Large Company Value Fund	18,547	1,562	354	546	20,301	1,758	(15)	115
NT Mid Cap Value Fund	11,742	965	277	318	12,748	1,033	(35)	74
NT Small Company Fund	4,814	506	306	40	5,054	628	(63)	38
Small Cap Growth Fund	—	99	—	—	99	5	—	—
Small Cap Value Fund	—	99	—	(1)	98	13	—	—
Sustainable Equity Fund	—	6,303	—	17	6,320	206	—	—
NT Emerging Markets Fund	8,827	614	20	288	9,709	838	(4)	—
NT Global Real Estate Fund	3,678	220	212	350	4,036	346	4	—
NT International Growth Fund	10,051	717	76	424	11,116	1,000	(9)	—
NT International Small-Mid Cap Fund	3,791	273	8	125	4,181	397	(2)	—
NT International Value Fund	5,001	375	41	150	5,485	604	(4)	—
NT Non-U.S. Intrinsic Value Fund	5,793	383	180	403	6,399	603	3	—
Inflation-Adjusted Bond Fund	2,185	246	99	19	2,351	200	1	—
NT Diversified Bond Fund	10,912	1,720	892	152	11,892	1,078	13	84
NT High Income Fund	2,743	288	71	(16)	2,944	306	(3)	43
Emerging Markets Debt Fund	1,650	146	36	7	1,767	169	—	20
Global Bond Fund	4,363	557	253	56	4,723	448	4	—
	$143,997	$20,356	$9,573	$2,815	$157,595	12,978	$(199)	$649

(1)	Underlying fund investments represent G Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.